Notes Payable and Convertible Notes (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Oct. 26, 2020	Oct. 26, 2020	Jun. 15, 2020	May 02, 2020	May 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Oct. 30, 2020	Sep. 30, 2020	Jun. 30, 2020	Jan. 31, 2020	Dec. 09, 2019
Notes payable							$ 15,000				$ 42,500
Debt instrument, interest rate					6.00%	6.00%					6.00%
Convertible Notes payable						$ 39,528	$ 15,095
Convertible notes maturity date					Aug. 14, 2020		Apr. 30, 2020
Conversion price per share	$ 1.12	$ 1.12	$ 1.12		$ 1.02				$ 1.12			$ 2.60
Debt principal amount					$ 25,000	20,000
Discount on debt			$ 206,000
Derivative liability	$ 1,908,100	$ 1,908,100				0			$ 937,500	$ 548,200
Debt conversion stock valued						1,804,592
Gain on debt extinguishment						$ 366,903	$ (81,738)
Warrant [Member]
Number of warrants purchase							67,500
RedDiamond Partners, LLC [Member]
Conversion price per share	$ 1.40	$ 1.40
Debt principal and accrued interest								$ 368,995
Gain on debt extinguishment		$ 366,903
Shares of common stock issued		263,568
Convertible Note Payable [Member]
Debt instrument, interest rate						10.00%
Convertible Notes payable						$ 235,671
Accrued interest, current						$ 5,671
Convertible notes maturity date						Jun. 30, 2021
Debt principal amount						$ 230,000
Interest expenses						$ 173,174
Convertible Note Holders [Member]
Conversion price per share						$ 2.88
Accrued interest						$ 23,063	$ 18,536
Shares issued, price per share						$ 3.48
Convertible Notes Payable [Member] | Derivative [Member]
Discount on debt						$ 206,000
Convertible Notes Payable [Member] | Investor [Member]
Discount on debt						2,500
Convertible Notes Payable [Member] | Think Warrants [Member]
Payment of convertible debt						$ 61,500
Number of warrants issued						75,000
Convertible Notes Payable [Member] | Think Equity [Member]
Fair value of warrants						$ 52,399
Payment of convertible debt						$ 31,500
Convertible Notes Payable [Member] | RedDiamond Partners, LLC [Member]
Debt instrument, interest rate						12.50%
Convertible notes maturity date						Mar. 15, 2021
Accrued interest						$ 52,941
Shares issued, price per share						$ 1.12
Original issue discount percentage						15.00%
Number of warrants purchase						139,286
Fair value of warrants						$ 91,500
Debt principal amount						352,941
Discount on debt						52,941
Payment of convertible debt						30,000
Unamortized debt discount						0
Owed amount						0
Convertible Notes Payable [Member] | RedDiamond Partners, LLC [Member] | Warrant [Member]
Discount on debt						$ 91,500
Paycheck Protection Program [Member]
Debt instrument, interest rate				1.00%
Convertible Notes payable				$ 39,020
Convertible notes maturity date				May 01, 2022
Debt principal amount				$ 38,665
Note Conversion Agreement [Member]
Convertible Notes payable	$ 368,995	$ 368,995
Conversion price per share	$ 1.40	$ 1.40
Accrued interest	$ 16,054	$ 16,054
Debt principal amount	352,941	352,941
Unamortized debt discount	$ 181,187	$ 181,187
Stock price	$ 6.56	$ 6.56
Derivative liability	$ 1,908,100	$ 1,908,100
Debt principal and accrued interest	368,995	$ 368,995
Debt conversion stock valued	1,729,005
Gain on debt extinguishment	$ 366,903
Shares of common stock issued	263,568